PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Provision For Environmental Rehabilitation [Abstract]
Disclosure of provision for environmental rehabilitation [Table Text Block]

	2020	2019
Beginning balance at January 1	66,373	97,914
Change in estimates	12,906	(31,644)
Accretion	550	1,577
Settlements	(728)	(1,409)
Foreign exchange differences	(118)	(65)
Ending balance at December 31	78,983	66,373